Convertible Debentures - Summary of Changes in Value of New Debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 27, 2020	May 15, 2020	Apr. 30, 2022	Apr. 30, 2021
Convertible Debentures [Line Items]
Proceeds				$ 2,202
Conversion to shares			$ (304)	(904)
Equity Component
Convertible Debentures [Line Items]
Transaction costs			(10)
New Debentures
Convertible Debentures [Line Items]
Proceeds	$ 40	$ 2,590		2,600
Transaction costs			(100)
Accretion expense			900
New Debentures | Liability Component
Convertible Debentures [Line Items]
Proceeds				2,413
Transaction costs				(102)
Accretion expense			85	124
Conversion to shares			(304)	(904)
Ending balance			1,312	1,531
New Debentures | Equity Component
Convertible Debentures [Line Items]
Proceeds				213
Transaction costs				(9)
Accretion expense			0	0
Conversion to shares			(24)	(77)
Ending balance			$ 103	$ 127